Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
Note 6—Debt
Mortgage Loans
As of June 30, 2017, we have completed eight securitization transactions (the “Securitizations” or the “mortgage loans”) collateralized by homes owned by the respective Invitation Homes Borrower Entities. The proceeds from the mortgage loans were used to fund (i) partial repayments of the then-outstanding IH1 and IH2 credit facilities and other securitizations, (ii) initial deposits in the reserve accounts, (iii) closing costs in connection with the mortgage loans, (iv) general costs associated with our operations, and (v) distributions and dividends to the Pre-IPO Owners.
The following table sets forth a summary of the mortgage loan indebtedness as of June 30, 2017 and December 31, 2016:

				Outstanding Principal Balance(3)
	Maturity Date	Interest Rate(2)	Range of Spreads	June 30, 2017(4)	December 31, 2016
IH1 2013-1	N/A	N/A	115-365 bps	$—	$462,431
IH1 2014-1	N/A	N/A	100-375 bps	—	978,231
IH1 2014-2(1)(5)	September 9, 2018	3.13%	110-400 bps	704,523	710,664
IH1 2014-3(1)	December 9, 2017	3.56%	120-500 bps	147,634	766,753
IH2 2015-1, net(1)(6)	March 9, 2018	3.60%	145-430 bps	529,497	531,318
IH2 2015-2(1)	June 9, 2018	3.18%	135-370 bps	628,988	630,283
IH2 2015-3(1)(7)	August 9, 2018	3.41%	130-475 bps	1,170,395	1,184,314
IH1 2017-1, net(8)	June 9, 2027	4.17%	N/A	996,479	—
Total Securitizations				4,177,516	5,263,994
Less deferred financing costs, net				(18,850)	(9,256)
Total				$4,158,666	$5,254,738

(1)
The initial maturity term of each of these mortgage loans is two years, individually subject to three, one-year extension options at the borrower’s discretion (provided that there is no continuing event of default under the loan agreement and the borrower obtains a replacement interest rate cap agreement in a form reasonably acceptable to the lender). Our IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3 mortgage loans have exercised the first extension options, and IH1 2014-2 has exercised the second option. The maturity dates above are reflective of all extensions that have been exercised.

(2)
For each of our first seven mortgage loans, interest rates are based on a weighted average spread to LIBOR; as of June 30, 2017 LIBOR was 1.23%. Our IH1 2017-1 mortgage loan bears interest at a fixed rate of 4.17% per annum equal to the market determined pass-through rate payable on the certificates, plus applicable servicing fees.

(3)	Outstanding Principal Balance is net of discounts and does not include capitalized deferred financing costs, net.

(4)	From July 1, 2017 to August 7, 2017, we made prepayments of $848 on our mortgage loans related to the disposition of properties.

(5)	On August 3, 2017, we exercised our second one-year extension option on IH1 2014-2, extending the maturity from September 9, 2017 to September 9, 2018 (see Note 15).

(6)	Net of unamortized discount of $0 and $55 as of June 30, 2017 and December 31, 2016, respectively.

(7)	On July 12, 2017, we exercised our first one-year extension option on IH2 2015-3, extending the maturity from August 9, 2017 to August 9, 2018 (see Note 15).

(8)	Net of unamortized discount of $3,521 as of June 30, 2017.
Securitization Transactions
IH1 2013-1: In November 2013, we completed our first securitization transaction (“IH1 2013-1”), in which 2013-1 IH Borrower L.P. (“S1 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third-party lender made a six component term loan to S1 Borrower in the amount of $479,137. All six components of the loan were sold at par. On February 6, 2017, the outstanding balance of IH1 2013-1 was repaid in full.
IH1 2014-1: In May 2014, we completed our second securitization transaction (“IH1 2014-1”), in which 2014-1 IH Borrower L.P. (“S2 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third party lender made a six component term loan to S2 Borrower in the amount of $993,738. All six components of the loan were sold at par. On February 6, 2017 and March 9, 2017, we made voluntary prepayments of $291,500 and $260,000, respectively. On April 28, 2017, the outstanding balance of IH1 2014-1 was repaid in full.
IH1 2014-2: In August 2014, we completed our third securitization transaction (“IH1 2014-2”), in which 2014-2 IH Borrower L.P. (“S3 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third-party lender made a term loan comprised of (1) six floating rate components and (2) one fixed rate component to S3 Borrower in the amount of $719,935. Of the seven loan components, the Class A, B, C, D and G certificates were sold at par; however, the Class E and F certificates were sold at a total discount of $3,970. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning October 9, 2014 and continuing monthly thereafter.
IH1 2014-3: In November 2014, we completed our fourth securitization transaction (“IH1 2014-3”), in which 2014-3 IH Borrower L.P. (“S4 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third-party lender issued a term loan comprised of (1) six floating rate components and (2) one fixed rate component to S4 Borrower in the amount of $769,322. Of the seven components, the Class B and G certificates were sold at par; however, the Class A, C, D, E and F certificates were sold at a total discount of $7,235. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning December 9, 2014 and continuing monthly thereafter. On May 9, 2017 and June 9, 2017, we made voluntary prepayments of $510,000 and $100,000, respectively, from the proceeds of IH1 2017-1 securitization transaction and cash flows from operations.
IH2 2015-1: In January 2015, we completed our fifth securitization transaction (“IH2 2015-1”), in which 2015-1 IH2 Borrower L.P. (“S5 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH2, executed a loan agreement with a third-party lender. The third-party lender made a seven component term loan to S5 Borrower in the amount of $540,854. Six of the seven components, the Class A, B, C, D, E, and G certificates were sold at par; however, the Class F certificates were sold at a total discount of $622. The unamortized balance of this discount is included in mortgage loans, net on our condensed consolidated balance sheets as of June 30, 2017 and December 31, 2016. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning March 9, 2015 and continuing monthly thereafter.
IH2 2015-2: In April 2015, we completed our sixth securitization transaction (“IH2 2015-2”), in which 2015-2 IH2 Borrower L.P. (“S6 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH2, executed a loan agreement with a third-party lender. The third-party lender made a seven component term loan to S6 Borrower in the amount of $636,686. All of the components of the loan were sold at par. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning June 9, 2015 and continuing monthly thereafter.
IH2 2015-3: In June 2015, we completed our seventh securitization transaction (“IH2 2015-3”), in which 2015-3 IH2 Borrower L.P. (“S7 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH2, executed a loan agreement with a third-party lender. The third-party lender made a seven component term loan to S7 Borrower in the amount of $1,193,950. All of the components of the loan were sold at par. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning August 7, 2015 and continuing monthly thereafter.
IH1 2017-1: In April 2017, we completed our eighth securitization transaction (“IH1 2017-1”), in which 2017-1 IH Borrower L.P. (“S9 Borrower”), a special purpose entity previously formed in connection with IH1 2014-1 and wholly owned subsidiary of IH1, entered into a loan agreement with Wells Fargo Bank, National Association (the “FNMA Loan”), providing for a ten-year, fixed rate mortgage loan comprised of two components with a total principal amount of $1,000,000, secured by first priority mortgages on a portfolio of 7,204 of our homes. The Class A certificates, which benefit from Fannie Mae’s guaranty of timely payment of principal and interest, were sold at par. The Class B certificates represent a beneficial interest in the most subordinate component of the FNMA Loan and were sold at a total discount of $3,580. The unamortized balance of this discount is included in mortgage loans, net on our condensed consolidated balance sheet as of June 30, 2017. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning June 9, 2017 and continuing monthly thereafter.
Concurrent with the execution of each loan agreement, the respective third-party lender sold each loan it originated with us to individual depositor entities (the “Depositor Entities”) who subsequently transferred each loan to Securitization-specific trust entities (the “Trusts”). The Depositor Entities associated with the IH1 2014-2, IH1 2014-3 and IH1 2017-1 securitizations are wholly owned subsidiaries of IH1, the Depositor Entities associated with the IH2 2015-1, IH2 2015-2, and IH2 2015-3 securitizations are wholly owned subsidiaries of IH2, and the Depositor Entities associated with the IH1 2013-1 and IH1 2014-1 securitizations were wholly owned by unaffiliated third parties.
We accounted for the transfer of the individual Securitizations from the Depositor Entities wholly owned by IH1 and IH2 to the respective Trusts as a sale under ASC Topic 860, Transfers and Servicing, with no resulting gain or loss as the Securitizations were originated by the lender and immediately transferred at the same fair market value.
As consideration for the transfer of each loan to the Trusts, the Trusts issued certificate classes which mirror the components of the individual loan agreements (collectively, the “Certificates”) to the Depositor Entities, except that Class R certificates do not have related loan components as they represent residual interests in the Trusts. The Certificates represent the entire beneficial interest in the Trusts. Following receipt of the Certificates, the Depositor Entities sold the Certificates to investors using the proceeds as consideration for the loans sold to the Depositor Entities by the lenders. These transactions had no effect on our condensed consolidated financial statements other than with respect to the Class B certificates purchased by the Operating Partnership, and the Class G certificates purchased by IH1 and IH2.
For IH1 2014-2, IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3, the Trusts made the Class A through Class F certificates available for sale to both domestic and foreign investors. With the introduction of foreign investment, IH1 and IH2, as sponsors of the respective loans, are required to retain a portion of the risk that represents a material net economic interest in each loan. The Class G certificates for IH1 2014-2, IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3 are equal to 5% of the original principal amount of the loans in accordance with the agreements. Per the terms of the Securitization agreements, the Class G certificates are restricted certificates and were made available exclusively to IH1 and IH2, as applicable. The Class G certificates are principal only and bear a stated annual interest rate of 0.0005%. The Class G certificates are classified as held to maturity investments and are recorded in other assets, net on the condensed consolidated balance sheets (see Note 5).
For IH1 2017-1, the Trust made the Class A certificates available for sale to both domestic and foreign investors. In accordance with risk retention requirements of Regulation RR (the “Risk Retention Rules”) under the Exchange Act, the Operating Partnership, as the loan sponsor, is required to retain a portion of the credit risk that represents not less than 5% of the aggregate fair value of the loan as of the closing date. Per the terms of the agreement, the Class B certificates are restricted certificates that were made available exclusively to the Operating Partnership. The Class B certificates pay interest and bear a stated annual interest rate of 4.17% plus applicable servicing fees. The Class B certificates are classified as held to maturity investments and are recorded in other assets, net on the condensed consolidated balance sheets (see Note 5).
The Trusts are structured as pass through entities that receive principal and interest from the Securitizations and distribute those payments to the holders of the Certificates. The assets held by the Trusts are restricted and can only be used to fulfill the obligations of those entities. The obligations of the Trusts do not have any recourse to the general credit of any entities in these condensed consolidated financial statements. We have evaluated our interests in the Class B and G certificates of the Trusts and determined that they do not create a more than insignificant variable interest in the Trusts. Additionally, the Class B and G certificates do not provide us with any ability to direct the activities that could impact the Trusts’ economic performance. Therefore, we do not consolidate the Trusts.
General Terms
The general terms that apply to all of the mortgage loans require us to maintain compliance with certain affirmative and negative covenants. Affirmative covenants with which we must comply include our, and certain of our affiliates’, compliance with (i) licensing, permitting and legal requirements specified in the loan agreement, (ii) organizational requirements of the jurisdictions in which we, and certain of our affiliates, are organized, (iii) federal and state tax laws, and (iv) books and records requirements specified in the respective loan agreements. Negative covenants with which we must comply include our, and certain of our affiliates’, compliance with limitations surrounding (i) the amount of our indebtedness and the nature of our investments, (ii) the execution of transactions with affiliates, (iii) the Manager, and (iv) the nature of our business activities. At June 30, 2017, and through the date our financial statements were issued, we believe we were in compliance with all affirmative and negative covenants.
Prepayments
For the mortgage loans, prepayments of amounts owed are generally not permitted by us under the terms of the respective loan agreements unless such prepayments are made pursuant to the voluntary election and mandatory provisions specified in such agreements. The specified mandatory provisions become effective to the extent that a property becomes characterized as a disqualified property, a property is sold, and/or upon the occurrence of a condemnation or casualty event associated with a property. To the extent either a voluntary election is made, or a mandatory prepayment condition exists, in addition to paying all interest and principal, we must also pay certain breakage costs as determined by the loan servicer and a spread maintenance premium if prepayment occurs before the month following the one year anniversary of the closing dates of each of the mortgage loans except for IH1 2017-1. For IH1 2017-1, prepayments on or before December 2026 will require a yield maintenance premium. For the six months ended June 30, 2017 and 2016, voluntary and mandatory prepayments totaling $2,083,012 and $30,738, respectively, were made under the terms of the loan agreements.
Collateral
Collateral for the mortgage loans includes first priority mortgages on certain of our properties and a grant of a security interest in all of our personal property. The following table lists the gross carrying values of the single-family residential properties, including held for sale properties, pledged as collateral for the loans as of June 30, 2017 and December 31, 2016:

	Number of Homes(1)	June 30, 2017	December 31, 2016
IH1 2013-1	—	$—	$533,005
IH1 2014-1	—	—	1,124,069
IH1 2014-2	3,619	784,024	785,459
IH1 2014-3	3,915	844,870	850,056
IH2 2015-1	2,999	593,546	594,155
IH2 2015-2	3,507	744,001	744,070
IH2 2015-3	6,985	1,368,310	1,382,683
IH1 2017-1	7,204	1,241,282	—
Total	28,229	$5,576,033	$6,013,497

(1)
The loans are secured by first priority mortgages on portfolios of single-family residential properties owned by S1 Borrower, S2 Borrower, S3 Borrower, S4 Borrower, S5 Borrower, S6 Borrower, S7 Borrower, and S9 Borrower. The numbers of homes noted above are as of June 30, 2017. As of December 31, 2016, a total of 30,900 homes (unaudited) were secured by the above-mentioned mortgage loans.

Debt Maturities Schedule
Future maturities of these mortgage loans as of June 30, 2017 are set forth in the table below:

Year	Principal(1)
2017	$147,634
2018	3,033,403
2019 and thereafter	1,000,000
Total payments	4,181,037
Less discounts	(3,521)
Total mortgage loans, net	$4,177,516

(1)
Each of the mortgage loans, except IH1 2017-1, are subject to three one-year extension options at the borrower's discretion (upon approval from the lender), of which the IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3 mortgage loans have exercised the first extension options, and IH1 2014-2 has exercised the second option.

New Credit Facility
On February 6, 2017, we entered into a loan agreement with a syndicate of banks, financial institutions and institutional lenders for a new credit facility (the “New Credit Facility”). The New Credit Facility provides $2,500,000 of borrowing capacity and consists of a $1,000,000 revolving facility (the “Revolving Facility”), which will mature on February 6, 2021, with a one-year extension option, and a $1,500,000 term loan facility (the “Term Loan Facility”), which will mature on February 6, 2022. The Revolving Facility also includes borrowing capacity available for letters of credit and for short-term borrowings referred to as swing line borrowings, in each case subject to certain sublimits. The New Credit Facility provides us with the option to enter into additional incremental credit facilities (including an uncommitted incremental facility that provides us with the option to increase the size of the Revolving Facility and/or the Term Loan Facility by an aggregate amount of up to $1,500,000), subject to certain limitations. Proceeds from the Term Loan Facility were used to repay existing indebtedness and for general corporate purposes.
The following table sets forth a summary of the outstanding principal amounts under such loans as of June 30, 2017:

	Maturity Date	Interest Rate(1)	June 30, 2017
Term loan facility	February 6, 2022	3.03%	$1,500,000
Revolving facility	February 6, 2021	N/A	—
Total			1,500,000
Less deferred financing costs, net			(13,471)
Total			$1,486,529

(1)	Interest rate for the Term Loan Facility is based on LIBOR plus an applicable margin of 1.80%; as of June 30, 2017, LIBOR was 1.23%.

Interest Rate and Fees
Borrowings under the New Credit Facility bear interest, at our option, at a rate equal to a margin over either (a) a LIBOR rate determined by reference to the Bloomberg LIBOR rate (or comparable or successor rate) for the interest period relevant to such borrowing or (b) a base rate determined by reference to the highest of (1) the administrative agent’s prime lending rate, (2) the federal funds effective rate plus 0.50%, and (3) the LIBOR rate that would be payable on such day for a LIBOR rate loan with a one-month interest period plus 1.00%. The margin is based on a total leverage based grid. The margin for the Revolving Facility ranges from 0.75% to 1.30%, in the case of base rate loans, and 1.75% to 2.30%, in the case of LIBOR rate loans. The margin for the Term Loan Facility ranges from 0.70% to 1.30%, in the case of base rate loans, and 1.70% to 2.30%, in the case of LIBOR rate loans. In addition, the New Credit Facility provides that, upon receiving an investment grade rating on its non-credit enhanced, senior unsecured long term debt of BBB- or better from Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc., or Baa3 or better from Moody’s Investors Service, Inc. (an “Investment Grade Rating Event”), we may elect to convert to a credit rating based pricing grid.
In addition to paying interest on outstanding principal under the New Credit Facility, we are required to pay a facility fee to the lenders under the Revolving Facility in respect of the unused commitments thereunder. The facility fee rate is based on the daily unused amount of the Revolving Facility and is either 0.350% or 0.200% per annum based on the unused facility amount. Upon converting to a credit rating pricing based grid, the unused facility fee will no longer apply; and we will be required to pay a facility fee ranging from 0.125% to 0.300%. We are also required to pay customary letter of credit fees.
Prepayments and Amortization
No prepayment or amortization is required under the New Credit Facility. We are permitted to voluntarily repay amounts outstanding under the Term Loan Facility at any time without premium or penalty, subject to certain minimum amounts and the payment of customary “breakage” costs with respect to LIBOR loans. Once repaid, no further borrowings will be permitted under the Term Loan Facility.
General Terms
The New Credit Facility contains certain customary affirmative and negative covenants and events of default. Such covenants will, among other things, restrict, subject to certain exceptions, our ability and that of the Subsidiary Guarantors (as defined below) and their respective subsidiaries to (i) engage in certain mergers, consolidations or liquidations, (ii) sell, lease or transfer all or substantially all of their respective assets, (iii) engage in certain transactions with affiliates, (iv) make changes to the our fiscal year, (v) make changes in the nature of our business and our subsidiaries and (vi) incur additional indebtedness that is secured on a pari passu basis with the New Credit Facility.
The New Credit Facility also requires us, on a consolidated basis with our subsidiaries, to maintain a (i) maximum total leverage ratio, (ii) maximum secured leverage ratio, (iii) maximum unencumbered leverage ratio, (iv) minimum fixed charge coverage ratio, (v) minimum unencumbered fixed charge coverage ratio and (vi) minimum tangible net worth. If an event of default occurs, the lenders under the New Credit Facility are entitled to take various actions, including the acceleration of amounts due under the New Credit Facility and all actions permitted to be taken by a secured creditor. At June 30, 2017, and through the date our financial statements were issued, we believe we were in compliance with all affirmative and negative covenants.
Guarantees and Security
The obligations under the New Credit Facility are guaranteed on a joint and several basis by each of our direct and indirect domestic wholly owned subsidiaries that own, directly or indirectly, unencumbered assets (the “Subsidiary Guarantors”), subject to certain exceptions. The guarantee provided by any Subsidiary Guarantor will be automatically released upon the occurrence of certain events, including if it no longer has a direct or indirect interest in an unencumbered asset or as a result of certain non-recourse refinancing transactions pursuant to which such Subsidiary Guarantor becomes contractually prohibited from providing its guaranty of the New Credit Facility. In addition, INVH may be required to provide a guarantee of the New Credit Facility under certain circumstances, including if INVH does not maintain its qualification as a REIT.
The New Credit Facility is collateralized by first priority or equivalent security interests in all the capital stock of, or other equity interests in any Subsidiary Guarantor, held by us and each of the Subsidiary Guarantors. The security interests granted under the New Credit Facility will be automatically released upon the occurrence of certain events, including upon an Investment Grade Rating Event or if the total net leverage ratio is less than or equal to 8.00:1.00 for four consecutive fiscal quarters.
Debt Maturities Schedule
Future maturities of the New Credit Facility as of June 30, 2017 are set forth in the table below:

Year	Principal
2022	$1,500,000
Credit Facilities
All of the then-existing credit facilities were paid in full on February 6, 2017 in connection with the closing of our IPO. The following table sets forth a summary of the outstanding principal amounts of these credit facilities as of June 30, 2017 and December 31, 2016:

			Outstanding Principal Balance(1)
	Origination Date	Range of Spreads	June 30, 2017	December 31, 2016
IH1 2015	April 3, 2015	325 bps	$—	$85,492
IH2 2015	September 29, 2015	275 bps	—	43,859
IH3 2013	December 19, 2013	300-425 bps	—	932,583
IH4 2014	May 5, 2014	300-425 bps	—	529,866
IH5 2014	December 5, 2014	275-400 bps	—	564,348
IH6 2016	April 13, 2016	250-375 bps	—	165,437
Total			—	2,321,585
Less deferred financing costs, net			—	(6,044)
Total			$—	$2,315,541

(1)	Outstanding Principal Balance does not include capitalized deferred financing costs, net.

Debt
Credit Facilities
Invitation Homes’ credit facilities were comprised of the following as of December 31, 2016 and 2015:

				Outstanding Principal Balance(3)
Credit Facility	Origination Date	Maturity Date(1)	Interest Rate(2)	December 31, 2016	December 31, 2015
IH1 2015(4)	April 3, 2015	October 3, 2017	4.02%	$85,492	$161,105
IH2 2015(5)	September 29, 2015	March 29, 2017	3.52%	43,859	116,109
IH3 2013(6)	December 19, 2013	June 30, 2017	3.77%	932,583	958,622
IH4 2014(7)	May 5, 2014	May 5, 2017	3.77%	529,866	556,987
IH5 2014(8)	December 5, 2014	June 5, 2017	3.94%	564,348	563,125
IH6 2016(9)	April 13, 2016	April 13, 2018	3.28%	165,437	—
Total				2,321,585	2,355,948
Less deferred financing costs, net				(6,044)	(8,207)
Total				$2,315,541	$2,347,741

(1)
The maturity dates above are reflective of all extensions that have been exercised. On February 6, 2017, the outstanding balances for all six credit facilities were repaid in full. See Note 14 for activity related to credit facilities subsequent to December 31, 2016.

(2)	Interest rates are based on a spread to LIBOR; as of December 31, 2016, LIBOR was 0.77%.

(3)	Outstanding Principal Balance does not include capitalized deferred financing costs, net.

(4)	As of December 31, 2016, we had the right to borrow up to $85,492, bearing interest of LIBOR + 325 basis points, and an unused commitment fee of 50 basis points per year.

(5)	As of December 31, 2016, we had the right to borrow up to $105,800; bearing interest at LIBOR + 275 basis points, and an unused commitment fee of 50 basis points per year.

(6)
As of December 31, 2016, we had the right to borrow up to $932,583, bearing interest at either LIBOR + 300 or 425 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points per year.

(7)
As of December 31, 2016, we had the right to borrow up to $529,866, bearing interest at either LIBOR + 300 or 425 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points.

(8)
As of December 31, 2016, we had the right to borrow up to $564,348, bearing interest at either LIBOR + 275 or + 400 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points per year.

(9)
As of December 31, 2016, we had the right to borrow up to $550,000, bearing interest at either LIBOR + 250 or 375 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points per year.

Our credit facilities are subject to certain terms and conditions that must be satisfied to obtain additional draws. These terms and conditions are specific to each credit facility agreement and include the following range of provisions which are detailed in the respective credit facility agreements: (i) the aggregate loan principal balance may not exceed 55.00%-90.00% of the total cost basis associated with financed properties; (ii) the aggregate loan principal balance may not exceed 55.00%-75.00% of the value associated with financed properties; (iii) the aggregate debt yield may not be less than 5.75%-7.00%; and (iv) the aggregate debt service coverage ratio may not be less than 1.35 to 1.00.
All of our credit facilities also require us to maintain compliance with certain affirmative, negative, and financial covenants. Affirmative covenants with which we must comply include our, and certain of our affiliates’, compliance with (i) use of proceeds requirements specified in the credit facility agreement, (ii) licensing, permitting and legal requirements specified in the respective credit facility agreement, (iii) organizational requirements of the jurisdictions in which we, and certain of our affiliates, are organized, (iv) federal and state tax laws, and (v) books and records requirements specified in the credit facility agreement. Negative covenants with which we must comply include our, and certain of our affiliates’, compliance with limitations surrounding (i) the operation of our properties, (ii) the amount of our indebtedness and the nature of our investments, (iii) the execution of transactions with affiliates, and (iv) the nature of our business activities. Financial covenants are specific to each credit facility agreement and include (i) a maximum loan to value ratio of 65.00%-80.00%, (ii) maximum loan to cost ratio of 65.00%-90.00%, (iii) a debt service coverage ratio of not less than 1.10 to 1.00, and (iv) a debt yield of not less than 5.75%-7.00%. Our IH3 2015, IH4 2015, IH5 2014, and IH6 2016 credit facilities have an additional financial covenant related to an adjusted debt service coverage ratio of not less than 0.70 to 1.00 or 1.00 to 1.00. At December 31, 2016, and through the date our financial statements were issued, we believe we were in compliance with all affirmative, negative, and financial covenants related to the aforementioned credit facilities.
Collateral
Collateral for the amounts borrowed include all of the equity value of the respective Borrower Entities and the constituent parts thereof, all of our rights, title and interest in, and to, any lease agreements, and all of our rights title and interest in, and to, any other agreements, documents, and instruments related to the foregoing.
Debt Maturities Schedule
The following table reflects the full repayment of all credit facilities that occurred on February 6, 2017:

Year	Principal
2017	$2,321,585
Total payments	2,321,585
Less deferred financing costs, net	(6,044)
Total credit facilities, net	$2,315,541

Mortgage Loans
As of December 31, 2016, we have completed seven securitization transactions (the “Securitizations” or the “mortgage loans”) collateralized by homes owned by the respective Invitation Homes Borrower Entities. The proceeds from the mortgage loans were used to fund (i) partial repayments of the then-outstanding IH1 and IH2 credit facilities, (ii) initial deposits in the reserve accounts, (iii) closing costs in connection with the mortgage loans, (iv) general costs associated with our operations, and (v) distributions and dividends to IH1 and IH2 equity investors.
The following table sets forth a summary of the mortgage loan indebtedness as of December 31, 2016 and 2015:

				Outstanding Principal Balance(3)
	Maturity Date(1)	Rate(2)	Range of Spreads	December 31, 2016(4)	December 31, 2015
IH1 2013-1(5)	December 9, 2017	2.45%	115-365 bps	$462,431	$469,554
IH1 2014-1(6)	June 9, 2017	2.61%	100-375 bps	978,231	993,738
IH1 2014-2, net(7)	September 9, 2017	2.67%	110-400 bps	710,664	718,610
IH1 2014-3, net(8)	December 9, 2017	3.08%	120-500 bps	766,753	766,043
IH2 2015-1, net(9)	March 9, 2018	3.13%	145-430 bps	531,318	536,174
IH2 2015-2(10)	June 9, 2017	2.72%	135-370 bps	630,283	631,097
IH2 2015-3	August 9, 2017	2.94%	130-475 bps	1,184,314	1,190,695
Total Securitizations				5,263,994	5,305,911
Less deferred financing costs, net				(9,256)	(41,718)
Total				$5,254,738	$5,264,193

(1)
Each mortgage loan’s initial maturity term is two years, individually subject to three, one-year extension options at the borrower’s discretion (provided that there is no event of default under the loan agreement and the borrower obtains a replacement interest rate cap agreement in a form reasonably acceptable to the lender). Our IH1 2014-1, IH1 2014-2, IH1 2014-3, and IH2 2015-1 mortgage loans have exercised the first extension options, and IH1 2013-1 has exercised the second extension option. The maturity dates above are reflective of all extensions that have been exercised.

(2)	Interest rates are based on a weighted average spread to LIBOR; as of December 31, 2016, LIBOR was 0.77%.

(3)	Outstanding Principal Balance is net of discounts and does not include capitalized deferred financing costs, net.

(4)	From January 1, 2017 to March 24, 2017, we made repayments of $16,398 on our mortgage loans related to the disposition of properties.

(5)	On February 6, 2017, the outstanding balance of IH1 2013-1 was repaid in full. See Note 14 for subsequent activity related to our mortgage loans.

(6)	On February 6, 2017 and March 9, 2017, we made voluntary repayments of $291,500 and $260,000, respectively (see Note 14).

(7)	Net of unamortized discount of $0 and $1,325 as of December 31, 2016 and 2015, respectively.

(8)	Net of unamortized discount of $0 and $3,279 as of December 31, 2016 and 2015, respectively.

(9)
Net of unamortized discount of $55 and $351 as of December 31, 2016 and 2015, respectively. On February 9, 2017, we exercised our first one-year extension option on IH2 2015-1, extending the maturity from March 9, 2017 to March 9, 2018 (see Note 14).

(10)On March 9, 2017, we submitted a notification to request an extension of the maturity of the IH2 2015-2 mortgage loan from June 9, 2017 to June 9, 2018 upon approval (see Note 14).
Securitization Transactions
IH1 2013-1: In November 2013, we completed our first securitization transaction (“IH1 2013-1”), in which 2013-1 IH Borrower L.P. (“S1 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third-party lender made a six component term loan to S1 Borrower in the amount of $479,137. All six components of the loan were sold at par. We are obligated to make monthly payments of interest and principal with the first payment being due upon the closing of the loan, and subsequent payments beginning January 9, 2014 and continuing monthly thereafter. On February 6, 2017, the outstanding balance of IH1 2013-1 was repaid in full.
IH1 2014-1: In May 2014, we completed our second securitization transaction (“IH1 2014-1”), in which 2014-1 IH Borrower L.P. (“S2 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third party lender made a six component term loan to S2 Borrower in the amount of $993,738. All six components of the loan were sold at par. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning July 9, 2014 and continuing monthly thereafter. On February 6, 2017 and March 9, 2017, we made voluntary repayments of $291,500 and $260,000, respectively (see Note 14).
IH1 2014-2: In August 2014, we completed our third securitization transaction (“IH1 2014-2”), in which 2014-2 IH Borrower L.P. (“S3 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third-party lender made a term loan comprised of (1) six floating rate components and (2) one fixed rate component to S3 Borrower in the amount of $719,935. Of the seven loan components, the Class A, B, C, D and G certificates were sold at par; however, the Class E and F certificates were sold at a total discount of $3,970. The unamortized balance of this discount is included in mortgage loans, net on our combined and consolidated balance sheets as of December 31, 2016 and 2015. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning October 9, 2014 and continuing monthly thereafter.
IH1 2014-3: In November 2014, we completed our fourth securitization transaction (“IH1 2014-3”), in which 2014-3 IH Borrower L.P. (“S4 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH1, executed a loan agreement with a third-party lender. The third-party lender issued a term loan comprised of (1) six floating rate components and (2) one fixed rate component to S4 Borrower in the amount of $769,322. Of the seven components, the Class B and G certificates were sold at par; however, the Class A, C, D, E and F certificates were sold at a total discount of $7,235. The unamortized balance of this discount is included in mortgage loans, net on our combined and consolidated balance sheets as of December 31, 2016 and 2015. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning December 9, 2014 and continuing monthly thereafter.
IH2 2015-1: In January 2015, we completed our fifth securitization transaction (“IH2 2015-1”), in which 2015-1 IH2 Borrower L.P. (“S5 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH2, executed a loan agreement with a third-party lender. The third-party lender made a seven component term loan to S5 Borrower in the amount of $540,854. Six of the seven components, the Class A, B, C, D, E, and G certificates were sold at par; however, the Class F certificates were sold at a total discount of $622. The unamortized balance of this discount is included in mortgage loans, net on our combined and consolidated balance sheets as of December 31, 2016 and 2015. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning March 9, 2015 and continuing monthly thereafter.
IH2 2015-2: In April 2015, we completed our sixth securitization transaction (“IH2 2015-2”), in which 2015-2 IH2 Borrower L.P. (“S6 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH2, executed a loan agreement with a third-party lender. The third-party lender made a seven component term loan to S6 Borrower in the amount of $636,686. All of the components of the loan were sold at par. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning June 9, 2015 and continuing monthly thereafter.
IH2 2015-3: In June 2015, we completed our seventh securitization transaction (“IH2 2015-3”), in which 2015-3 IH2 Borrower L.P. (“S7 Borrower”), a newly-formed special purpose entity and wholly owned subsidiary of IH2, executed a loan agreement with a third-party lender. The third-party lender made a seven component term loan to S7 Borrower in the amount of $1,193,950. All of the components of the loan were sold at par. We are obligated to make monthly payments of interest with the first payment being due upon the closing of the loan, and subsequent payments beginning August 7, 2015 and continuing monthly thereafter.
Concurrent with the execution of each loan agreement, the respective third-party lender sold each loan it originated with us to individual depositor entities (the “Depositor Entities”) who subsequently transferred each loan to Securitization-specific trust entities (the “Trusts”). The Depositor Entities associated with the IH1 2014-2 and IH1 2014-3 securitizations are wholly owned subsidiaries of IH1, the Depositor Entities associated with the IH2 2015-1, IH2 2015-2, and IH2 2015-3 securitizations are wholly owned subsidiaries of IH2, and the Depositor Entities associated with the IH1 2013-1 and IH1 2014-1 securitizations are wholly owned by unaffiliated third parties.
We accounted for the transfer of the individual Securitizations from the Depositor Entities wholly owned by IH1 and IH2 to the respective Trusts as a sale under ASC Topic 860, Transfers and Servicing, with no resulting gain or loss as the Securitizations were both originated by the lender and immediately transferred at the same fair market value.
As consideration for the transfer of each loan to the Trusts, the Trusts issued certificate classes which mirror the components of the individual loan agreements (collectively, the “Certificates”) to the Depositor Entities, except that Class R certificates do not have related loan components as they represent residual interests in the Trusts. The Certificates represent the entire beneficial interest in the Trusts. Following receipt of the Certificates, the Depositor Entities sold the Certificates to investors using the proceeds as consideration for the loans sold to the Depositor Entities by the lenders. These transactions had no effect on our combined and consolidated financial statements other than with respect to the Class G certificates purchased by IH1 and IH2.
For IH1 2014-2, IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3, the Trusts made the Class A through Class F certificates available for sale to both domestic and foreign investors. With the introduction of foreign investment, IH1 and IH2, as sponsors of the respective loans, are required to retain a portion of the risk that represents a material net economic interest in each loan. The Class G certificates for IH1 2014-2, IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3 are equal to 5% of the original principal amount of the loans in accordance with the agreements. Per the terms of the Securitization agreements, the Class G certificates are restricted certificates and were made available exclusively to IH1 and IH2, as applicable. The Class G certificates are principal only and bear a stated annual interest rate of 0.0005%. The Class G certificates are classified as held to maturity investments and are recorded in other assets, net in the combined and consolidated balance sheets (see Note 5).
The Trusts are structured as pass through entities that receive principal and interest from the Securitizations and distribute those payments to the holders of the Certificates. The assets held by the Trusts are restricted and can only be used to fulfill the obligations of those entities. The obligations of the Trusts do not have any recourse to the general credit of any entities in these combined and consolidated financial statements. We have evaluated our interests in the Class G certificates of the Trusts and determined that they do not create a more than insignificant variable interest in the Trusts. Additionally, the Class G certificates do not provide us with any ability to direct the activities that could impact the Trusts’ economic performance. Therefore, we do not consolidate the Trusts.
General Terms
The general terms that apply to all of the mortgage loans require us to maintain compliance with certain affirmative and negative covenants. Affirmative covenants with which we must comply include our, and certain of our affiliates’, compliance with (i) licensing, permitting and legal requirements specified in the loan agreement, (ii) organizational requirements of the jurisdictions in which we, and certain of our affiliates, are organized, (iii) federal and state tax laws, and (iv) books and records requirements specified in the respective loan agreements. Negative covenants with which we must comply include our, and certain of our affiliates’, compliance with limitations surrounding (i) the amount of our indebtedness and the nature of our investments, (ii) the execution of transactions with affiliates, (iii) the Manager, and (iv) the nature of our business activities. At December 31, 2016, and through the date our financial statements were issued, we believe we were in compliance with all affirmative and negative covenants.
Prepayments
For the mortgage loans, prepayments of amounts owed are generally not permitted by us under the terms of the respective loan agreements unless such prepayments are made pursuant to the voluntary election and mandatory provisions specified in such agreements. The specified mandatory provisions become effective to the extent that a property becomes characterized as a disqualified property, a property is sold, and/or upon the occurrence of a condemnation or casualty event associated with a property. To the extent either a voluntary election is made, or a mandatory prepayment condition exists, in addition to paying all interest and principal, we must also pay certain breakage costs as determined by the loan servicer and a spread maintenance premium if prepayment occurs before the month following the one year anniversary of the closing dates of the mortgage loans. For the years ended December 31, 2016 and 2015, mandatory prepayments of $42,099 and $13,173, respectively, were made under the terms of the loan agreements. No prepayments were made for the year ended December 31, 2014.
Collateral
Collateral for the mortgage loans includes first priority mortgages on certain of our properties and a grant of a security interest in all of our personal property. The following table lists the gross carrying values of the single-family residential properties pledged as collateral for the loans as of December 31, 2016 and 2015:

	Number of Homes(1)	December 31, 2016	December 31, 2015
IH1 2013-1	3,185	$533,005	$535,079
IH1 2014-1	6,326	1,124,069	1,140,370
IH1 2014-2	3,669	785,459	795,784
IH1 2014-3	3,997	850,056	852,067
IH2 2015-1	3,021	594,155	595,494
IH2 2015-2	3,520	744,070	740,547
IH2 2015-3	7,182	1,382,683	1,377,551
Total	30,900	$6,013,497	$6,036,892

(1)
The loans are secured by first priority mortgages on portfolios of single-family residential properties owned by S1 Borrower, S2 Borrower, S3 Borrower, S4 Borrower, S5 Borrower, S6 Borrower, and S7 Borrower. The numbers of homes noted above are as of December 31, 2016. As of December 31, 2015, a total of 31,224 homes were secured by the above-mentioned mortgage loans.

Debt Maturities Schedule
Future maturities of these mortgage loans as of December 31, 2016 are set forth in the table below:

Year	Principal(1)
2017	$4,732,676
2018	531,373
Total payments	5,264,049
Less discounts	(55)
Less deferred financing costs, net	(9,256)
Total mortgage loans, net	$5,254,738

(1)
Each mortgage loan is subject to three one-year extension options at the borrower's discretion, of which the IH1 2014-1, IH1 2014-2 and IH1 2014-3 mortgage loans have exercised the first extension options, and IH1 2013-1 has exercised the second extension option.

Warehouse Loans
The Invitation Homes Partnerships entered into unsecured warehouse loan agreements with BREP VII and Affiliates. Interest accrued at rates based on a spread to LIBOR, and any unpaid interest amounts were compounded into the remaining unpaid principal balance on a monthly basis. All of the warehouse loans were repaid in full during the year ended December 31, 2016.
The following table sets forth a summary of the outstanding principal amounts under such loans as of December 31, 2016 and 2015:

	Origination Date	Maturity Date	December 31, 2016	December 31, 2015
IH3 warehouse loan(1)	March 26, 2014	December 31, 2017	$—	$38,137
IH4 warehouse loan(1)	May 7, 2014	May 6, 2015	—	4,740
IH5 warehouse loan(2)	April 27, 2015	April 26, 2016	—	71,146
Total warehouse loans			$—	$114,023

(1)	This loan bore interest at LIBOR + 275 basis points. The loan was repaid in full during the year ended December 31, 2016.

(2)	This loan bore interest at LIBOR + 250 basis points. The loan was repaid in full during the year ended December 31, 2016.